FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Interest income	$ 1,765	$ 935	$ 643
Bank fees and other finance expenses	(42)	(32)	(23)
Foreign currency translation adjustments	63	(218)	60
Gain (loss) from sales and disposals of fixed assets	12	135	(52)
Financial and other income, net	$ 1,798	$ 820	$ 628